Dividends (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	2 Months Ended		12 Months Ended
	Feb. 25, 2021 $ / shares	Feb. 25, 2021 ¥ / shares	Dec. 31, 2023 USD ($) dividend $ / shares	Dec. 31, 2022 USD ($) dividend $ / shares	Dec. 31, 2021 USD ($) dividend $ / shares	Dec. 31, 2021 JPY (¥) dividend
Common Stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend			4	4
Common stock dividends, cash paid quarterly (usd per share)			$ 0.05	$ 0.05
Common stock dividends, cash paid quarterly | $			$ 22,678	$ 24,142
Series C preferred stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend			4	4	4	4
Common stock dividends, cash paid quarterly (usd per share)					$ 0.50
Preferred stock dividends, cash paid quarterly (usd per share)			$ 0.50	$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $			$ 1,610	$ 2,356	$ 4,595
Series D preferred stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend			4	4	4	4
Preferred stock dividends, cash paid quarterly (usd per share)			$ 0.50	$ 0.50	$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $			$ 6,390	$ 6,390	$ 6,390
Pinewood | Series A preferred stock
Class of Stock [Line Items]
Payments of ordinary dividends, preferred stock and preference stock					$ 79	¥ 8,395,328
Quarterly dividend one | Pinewood | Series A preferred stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (usd per share) | (per share)	$ 791.23	¥ 83,953.28